Shareholders Equity (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		11 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock sold to founders ($.000125) amount						$ 5,000
Sale of common stock ($.0025) amount						2,500
Sale of common stock ($.00125) amount						2,500
Common stock issued for professional fees ($.05 per share) amount						500,000
Common stock issued for professional fees ($.05 per share) in shares	500,000				4,000,000
Private placement of common stock ($.05 per share), amount			225,000			988,717
Private placement of common stock ($.25 per share) amount				283,874		50,000
Private placement of common stock ($.50 per share) in amount				225,000
Common stock issued for consulting services ($.05 per share) amount						500,000
Common stock issued for services ($.25 per share), amount				125,000
Common stock to be issued for Website development ($.05 per share) amount						25,000
Stock option expense				164,070		17,183
Reverse Merger, amount						(251,691)
Net Loss		(754,264)		(1,428,540)		(832,590)
Ending balance, amount	52,977	52,977	52,977	52,977	52,977	577,619
Common Stock
Common stock sold to founders ($.000125) amount						400,000
Common stock sold to founders ($.000125) in shares						40,000,000
Sale of common stock ($.0025) amount						10,000
Sale of common stock ($.0025) in shares						1,000,000
Sale of common stock ($.00125) amount						20,000
Sale of common stock ($.00125) in shares						2,000,000
Common stock issued for professional fees ($.05 per share) amount						14,000
Common stock issued for professional fees ($.05 per share) in shares						1,400,000
Private placement of common stock ($.05 per share), amount						200,100
Private placement of common stock ($.05 per share), in shares						20,010,000
Private placement of common stock ($.25 per share) amount				14,800		2,000
Private placement of common stock ($.25 per share) in shares				1,480,000		200,000
Private placement of common stock ($.50 per share) in amount				4,500
Private placement of common stock ($.50 per share), in shares				450,000
Common stock issued for consulting services ($.05 per share) amount						100,000
Common stock issued for consulting services ($.05 per share) in shares						10,000,000
Common stock issued for services ($.25 per share), amount				5,000
Common stock issued for services ($.25 per share), in shares				500,000
Common stock to be issued for Website development ($.05 per share) amount						5,000
Common stock to be issued for Website development ($.05 per share) in shares						500,000
Stock option expense
Reverse Merger, amount						20,309
Reverse Merger, in shares						2,030,870
Ending balance, amount	795,709	795,709	795,709	795,709	795,709	771,409
Ending balance, in shares	79,570,870	79,570,870	79,570,870	79,570,870	79,570,870	77,140,870
Additional Paid-In Capital
Common stock sold to founders ($.000125) amount						(395,000)
Sale of common stock ($.0025) amount						(7,500)
Sale of common stock ($.00125) amount						(17,500)
Common stock issued for professional fees ($.05 per share) amount						56,000
Private placement of common stock ($.05 per share), amount						788,617
Private placement of common stock ($.25 per share) amount				269,074		48,000
Private placement of common stock ($.50 per share) in amount				220,500
Common stock issued for consulting services ($.05 per share) amount						400,000
Common stock issued for services ($.25 per share), amount				120,000
Common stock to be issued for Website development ($.05 per share) amount						20,000
Stock option expense				164,070		17,183
Reverse Merger, amount						(272,000)
Ending balance, amount	1,411,444	1,411,444	1,411,444	1,411,444	1,411,444	637,800
Accumulated Deficit
Sale of common stock ($.0025) amount
Sale of common stock ($.00125) amount
Common stock issued for professional fees ($.05 per share) amount
Private placement of common stock ($.05 per share), amount
Private placement of common stock ($.25 per share) amount
Private placement of common stock ($.50 per share) in amount
Common stock issued for consulting services ($.05 per share) amount
Common stock issued for services ($.25 per share), amount
Common stock to be issued for Website development ($.05 per share) amount
Stock option expense
Reverse Merger, amount
Net Loss				(1,428,540)		(831,590)
Ending balance, amount	$ (2,260,130)	$ (2,260,130)	$ (2,260,130)	$ (2,260,130)	$ (2,260,130)	$ (831,590)